REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	6 Months Ended
Jun. 30, 2025
Noncontrolling Interest [Abstract]
SCHEDULE OF REDEEMABLE NON-CONTROLLING INTEREST

The change in the carrying amount of redeemable non-controlling interests for the six months ended June 30,2024 and 2025 was as follows:

Redeemable non-controlling interests

Beginning balance at January 1, 2024	148,341
Accretion to redemption value of redeemable non-controlling interests	3,300
Ending balance at June 30, 2024	151,641

Ending balance at December 31, 2024	154,977
Issuance of redeemable non-controlling interests	141,746
Accretion to redemption value of redeemable non-controlling interests	7,986
Ending balance at June 30, 2025	304,709